NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 8. NOTES PAYABLE

On June 24, 2020, the Company was approved to receive a loan of $130,600 under the Economic Injury Disaster Loan (“EIDL”). The EIDL is a Small Business Administration (“SBA”) loan that provides qualifying businesses with 6 months of working capital. The first payment has been deferred by the SBA for twelve months from the date of the note. The EIDL has a fixed annual interest rate of 3.75% for 30 years.

On May 1, 2020, the Company received loan proceeds of $22,532 under the Payroll Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses for amounts up to 2.5 times the average monthly payroll expenses of the qualifying business. The loans and accrued interest are forgivable as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities. The Company used the proceeds for eligible purposes and was informed in April 2021 that the Small Business Administration approved their loan forgiveness applicable, and the loan balance was forgiven in full.

On September 28, 2021, the Company received loan proceeds of $314,700 under the EIDL. The EIDL is a SBA loan that provides qualifying businesses with 6 months of working capital. The first payment has been deferred by the SBA for twelve months from the date of the note. The EIDL has a fixed interest rate of 3.75% APR for 30 years.

On June 15, 2022, the Company established a line of credit with Headway Capital for a maximum draw of up to $60,600. This line of credit is to cover working capital. The balance as of September 30, 2022 was $25,055, with a periodic monthly interest rate of 3.33%.

On August 4, 2022, we entered into a loan agreement (the “Loan Agreement”) with Greentree Financial Group, Inc. (the “Investor”) for a loan of up to $250,000 to help us pay certain offering expenses. As funds are advanced, the Company will issue a promissory note (the “Note”) for the amount advanced plus a 10% original issue discount. The Note is on February 15, 2023, subject to the Company’s right to extend the note two times for three months each by issuing the investor 10,000 shares of the Company’s common stock on each extension. The Investor has the right to convert the unpaid principal amount and interest on the Note into shares of common stock at a price equal to 70% of the lowest closing price for the last five (5) trading days immediately prior to but not including the date of conversion. In connection with the Loan Agreement, the Investor will receive warrants to purchase up to 200,000 shares of common stock (based on a $200,000 investment) at $2.00 per share for a period of five years (the “Warrant”). The Investor was granted registration rights for a registration statement in connection with a subsequent offering, subject to certain exceptions. If after sixty (60) days of this offering (i) a registration statement for the common stock underlying the Warrants has gone effective, and is still effective, (ii) the 20-day volume-weighted daily average price of the Company’s common stock exceeds $6 per share, (iii) the average daily trading volume is at least 500,000 shares during such 20-day period, and (iv) an event of default under the Note has not occurred, then the Company will have the option for thirty (30) days to elect to call the Investor’s unexercised Warrants at a price per Warrant equal to $0.10 per Warrant; provided that, the Company provides the Investor with written notice of its intent to redeem, and the Investor has thirty (30) days after receipt of notice to elect to exercise the Warrants. The Warrants also contain an anti-dilution provision which proportionately adjusts the exercise price of the Warrants if the Company issues common stock or securities convertible into common stock at a price per share less than the exercise price. During the third quarter of 2022, the company received loan proceeds of $125,000, with an original issuance discount of $12,500. The balance of the debt and unamortized debt discount as of September 30, 2022 was $125,000 and $8,846, respectively. And during the three months ended September 30, 2022, the company recorded amortization of debt discount of $3,654.

On November 16, 2022, the Note was the Company and the Investor entered into amendment to the Note, pursuant to which the balance under the note may be converted into the Company’s common stock immediately upon the completion of the Company’s initial public offering or some other event that results in the Company’s common stock becoming publicly traded as opposed to the balance under the note being convertible into common stock immediately upon issuance.

On November 16, 2022, the Note was the Company and the Investor entered into amendment to the GT Warrant, pursuant to which the GT Warrants will not be exercisable until the Company’s initial public offering or some other event that results in the Company’s common stock becoming publicly traded as opposed to the GT Warrant being exercisable into common stock immediately upon issuance.

Both the warrant and the note were amended effective as of the inception of the warrant and note. Since the exercise of the warrant and conversion of the note are contingent on the planned IPO no value for the warrants or conversion feature has been accounted for as of September 30, 2022. Additionally, the Company has adopted ASU 2020-06 and therefore does not need to evaluate the potential beneficial conversion feature embedded in the note.

NOTE 7. NOTES PAYABLE

On June 24, 2020, the Company was approved to receive a loan of $130,600 under the Economic Injury Disaster Loan (“EIDL”). The EIDL is a Small Business Administration (“SBA”) loan that provides qualifying businesses with 6 months of working capital. The first payment has been deferred by the SBA for twelve months from the date of the note. The EIDL has a fixed annual interest rate of 3.75% for 30 years.

On May 1, 2020, the Company received loan proceeds of $22,532 under the Payroll Protection Program (“PPP”). The PPP, established as part of the Coronavirus Aid Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses for amounts up to 2.5 times the average monthly payroll expenses of the qualifying business.

The loans and accrued interest are forgivable as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities. The Company used the proceeds for eligible purposes and was informed in April 2021 that the Small Business Administration approved their loan forgiveness applicable, and the loan balance was forgiven in full.

On September 28, 2021, the Company received loan proceeds of $314,700 under the EIDL. The EIDL is a SBA loan that provides qualifying businesses with 6 months of working capital. The first payment has been deferred by the SBA for twelve months from the date of the note. The EIDL has a fixed interest rate of 3.75% APR for 30 years.